Shareholder Report, Average Annual Return (Details) 943350_The Small Cap Opportunities Fund_No Load Class_TSR Annual {No Load Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | No Load Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	No Load Class (without sales charge)
Average Annual Return, Percent	(8.66%)	21.10%	18.22%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P SmallCap 600 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 TR
Average Annual Return, Percent	6.02%	7.31%	9.81%